Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of intangible assets [Abstract]
Full service logistics platforms	$ 190,000	$ 190,000	$ 190,000
Less: Accumulated amortization	(179,444)	(163,611)	(100,278)
Intangible assets, net	$ 10,556	$ 26,389	$ 89,722